Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,783,843	$ 404,893	¥ 2,317,488
Restricted cash	6,133	892	90,149
Short-term investments	930,610	135,352	1,395,694
Prepayments and other current assets	1,064,714	154,853	918,243
Due from related parties	126,990	18,470	54,052
Total current assets	5,567,551	809,764	5,396,898
Non-current assets
Intangible assets, net	48,421	7,043	70,225
Goodwill	617,837	89,861	634,157	¥ 939,716	¥ 943,922
Investment in equity investees	151,533	22,040	149,969
Other long-term investment	1,697,510	246,893	1,002,721
Total non-current assets	2,725,085	396,349	2,052,033
Total assets	8,292,636	1,206,113	7,448,931
Current liabilities
Accrued expenses and other current liabilities	1,514,642	220,296	1,532,489
Due to related parties	37,298	5,425	81,810
Income tax payable	112,770	16,402	50,614
Total current liabilities	1,835,765	267,002	2,165,754
Deferred tax liabilities	110,291	16,041	73,393
Other non-current liabilities	64,185	9,335	54,574
Total non-current liabilities	174,476	25,376	127,967
Total liabilities	2,010,241	292,378	2,293,721
Shareholders' equity
Treasury stock (nil and 45,273,040 shares as of December 31, 2017 and 2018, respectively)	(221,932)	(32,279)
Additional paid-in capital	2,742,893	398,937	2,644,043
Retained earnings	2,705,970	393,567	1,564,883
Accumulated other comprehensive income	249,304	36,260	84,206		¥ 228,145	¥ 119,116
Total shareholders' equity	5,476,465	796,518	4,293,361
Total liabilities and shareholders' equity	8,292,636	1,206,113	7,448,931
Common Class A [Member]
Shareholders' equity
Ordinary shares	74	11	65
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	22	164
Parent Company [Member]
Current assets
Cash and cash equivalents	318,546	46,331	373,484
Restricted cash			65,342
Short-term investments			196,026
Prepayments and other current assets	16,838	2,447	97,120
Due from related parties	2,312,111	336,283	2,131,927
Total current assets	2,647,495	385,061	2,863,899
Non-current assets
Intangible assets, net	5	1	2,587
Goodwill	62,785	9,132	59,775
Investment in equity investees	11,605	1,688	5,317
Other long-term investment	617,283	89,780	326,710
Investment in subsidiaries	3,064,747	445,749	2,295,956
Total non-current assets	3,756,425	546,350	2,690,345
Total assets	6,403,920	931,411	5,554,244
Current liabilities
Bank loans			326,710
Accrued expenses and other current liabilities	27,128	3,945	11,709
Due to related parties	836,642	121,685	919,431
Income tax payable	33,499	4,872	2,772
Total current liabilities	897,269	130,502	1,260,622
Deferred tax liabilities	29,925	4,353
Other non-current liabilities	261	38	261
Total non-current liabilities	30,186	4,391	261
Total liabilities	927,455	134,893	1,260,883
Shareholders' equity
Treasury stock (nil and 45,273,040 shares as of December 31, 2017 and 2018, respectively)	(221,932)	(32,279)
Additional paid-in capital	2,742,893	398,937	2,644,043
Retained earnings	2,705,970	393,567	1,564,883
Accumulated other comprehensive income	249,304	36,260	84,206
Total shareholders' equity	5,476,465	796,518	4,293,361
Total liabilities and shareholders' equity	6,403,920	931,411	5,554,244
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	74	11	65
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 22	¥ 164